Income Taxes - Difference Between Customary Rate and Effective Tax Rate on Income Before Income Taxes Due (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Statutory rate	35.00%	35.00%	35.00%
Tax effect of:
Nondeductible compensation		(0.90%)	(0.90%)
State taxes, net of federal tax benefit	1.40%	6.20%	6.70%
Valuation allowance on deferred tax assets	(23.50%)	(9.90%)	(6.20%)
Other		(0.20%)	(0.10%)
Effective tax rate	12.90%	30.20%	34.50%